Income Taxes (Schedule of Significant Components of the Company's Deferred Tax Asset) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Deferred taxes
Net operating loss carry-forward	$ 44,464	$ 40,755	[1]
Capital losses	3,271	0
Share-based compensation expense	374	351
Capitalized research and development costs	1,742	3,103
Other	8	10
Deferred tax assets	49,859	44,219
Less - valuation allowance	(49,859)	(44,219)		$ (43,471)	$ (41,195)
Net deferred tax assets, net of valuantion allowance	$ 0	$ 0

[1]	This excludes capital losses of approximately $14,223 thousands for which the Company has recorded a full valuation allowance.